CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Prepaid expenses and Other current assets
Restricted cash and cash equivalents	¥ 131,811	¥ 167,370